Financial Instruments Per Category - Summary of Key Inputs and Assumptions Used in the Valuation Model for Fair Value of the Convertible Note (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares
Disclosure of detailed information about financial instruments [line items]
Share price at valuation date	$ 1.18
Expected price volatility of the Company share	65.00%
Risk-free interest rate	3.9
Market interest rate	21.5
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price	$ 1.36	[1]
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price	$ 2.52	[1]

[1]	The Convertible Notes are convertible at the option of each holder at an initial conversion price of $2.41-2.52 per ordinary share or per ADS, subject to customary anti-dilution adjustments and a conversion rate reset on March 23, 2024 and March 23, 2025. For further details on the Convertible Notes and the conversion price reset mechanism, see Note 27 Convertible Notes.